INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Tables
Intangible assets
	December 31, 2014	December 31, 2013
Patents and trademarks	$1,706,849	$1,706,849
Accumulated amortization	(488,235)	(305,392)

	$1,218,614	$1,401,457

Future amortization expense

Amortization expense for the year ended December 31, 2014 and 2013 was $182,843 and $191,177, respectively. For these assets, amortization expense over the next five years and thereafter is expected to be as follows:

Patent and Trademark Amortization
2015	$145,172
2016	141,177
2017	141,177
2018	141,177
2019	141,177
2020 and thereafter	508,734
$1,218,614